RELATED PARTY TRANSACTIONS - Management Agreements Additional Information (Details)		12 Months Ended
	Jan. 01, 2017 USD ($)	Dec. 31, 2017 vessel $ / vessel	Dec. 31, 2016 USD ($) vessel $ / vessel	Dec. 31, 2015 USD ($)
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Management Fee to be Paid Per Annum | $ / vessel		30,555	31,875
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Ship Management | vessel		20	15
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Management Fee Expense			$ 115,000	$ 115,000
Quarterly fee for management of Sarbanes Oxley compliance	$ 17,500
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage		22.20%